Document and Entity Information	Sep. 08, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000769397
Document Type	8-K
Document Period End Date	Sep. 08, 2026
Entity Registrant Name	Autodesk, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-14338
Entity Tax Identification Number	94-2819853
Entity Address, Address Line One	One Market Street
Entity Address, Address Line Two	Ste. 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	507-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ADSK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false